Investments in Marketable Securities Available-for-Sale	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 4.	Investments in Marketable Securities Available-for-Sale

Following is a summary of marketable securities as of December 31, 2016 and 2017:

	December 31, 2016
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$5,539	-	(399)	5,140
Money market fund	4,968	49	-	5,017
Total	$10,507	49	(399)	10,157

	December 31, 2017
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$10,434	-	(76)	10,358
Money market fund	473	48	-	521
Total	$10,907	48	(76)	10,879

The Company’s portfolio of available for sale marketable securities by contractual maturity or the expected holding period as of December 31, 2016 and 2017 is due in one year or less.

Information on sales of available for sale marketable securities for the years ended December 31, 2015, 2016 and 2017 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2015	$46,720	261	(38)
Year 2016	$38,532	137	(127)
Year 2017	$47,119	204	(16)